Restricted Share Units (Tables)	12 Months Ended
Oct. 31, 2023
Restricted Share Units [Abstract]
Schedule of Changes in RSUs	The following table summarizes the changes in RSUs:
	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)

Balance, October 31, 2021	–	$–	$–

Granted	1,177	316.50	232.48
Vested	(1,177)	316.50	232.48

Balance, October 31, 2022	–	$–	$–

Granted (i)	2,200	55.97	41.46
Vested	(2,200)	55.97	41.46

Balance, October 31, 2023	–	$–	$–